SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of equipment

Category	Depreciation Period
Furniture and fixtures	4 - 10 years
Office equipment	2 - 10 years
Plant and equipment	4 - 10 years

Schedule of intangible assets

Category	Amortization Period
Customer contract	13.75 years
Intellectual property (IP) asset	12.42 years
Software development costs	5 years

Schedule of disaggregation of the Group’s revenue

	For the Years Ended
	December 31,
	2025	2024
		(As Restated)

Brand products - Australia	$2,720,491	$2,875,029
Brand products - United States	28,731	2,044
Total brand products	2,749,222	2,877,073

E-commerce - Australia	23,019	45,168
E-commerce - United States	—	—
Total e-commerce products	23,019	45,168

Total revenues	$2,772,241	$2,922,241

Schedule of Basic earnings (loss) per ordinary share

	For the Years Ended
	December 31,
	2025	2024
Warrants	2,600	7,800
Total potentially dilutive shares	2,600	7,800